Interest-bearing loans and borrowings - Transaction and other financial costs (Details) - USD ($)			12 Months Ended
	Dec. 02, 2021	Apr. 07, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2022	Jun. 27, 2019	Dec. 16, 2016
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs			$ 5,800,000
Other financial charges			4,800,000	$ 14,300,000
Secured loan due 2021 with margin rate at 2.1%
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs		$ 1,700,000
Notional amount		$ 150,000,000				$ 100,000,000
Secured vessels Revolving loan due 2028
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs	$ 4,100,000
Notional amount			377,000,000.0		$ 377,000,000		$ 377,000,000
$307 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount					307,000,000
$70.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount					70,000,000
Upsize term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount					0
Upsize term loan facility | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 70,000,000
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense			85,400,000	58,000,000.0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense			$ 1,200,000	$ 2,400,000